Biological assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 578,085	$ 419,442
Percentage of reasonably possible increase in estimated costs	10.00%	10.00%
Percentage of reasonably possible decrease in estimated costs	10.00%	10.00%
Minimum
Disclosure of detailed information about biological assets [line items]
Crop yield reduction (percentage)		0.18
Maximum
Disclosure of detailed information about biological assets [line items]
Crop yield reduction (percentage)		0.60
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 23,300	$ 23,300
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	23,300	23,300
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	3,400	3,400
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	3,400	3,400
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	6,500	6,500
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 6,500	$ 6,500